Long-Lived Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 172	$ 175	$ 744	$ 684
Loss on disposal	$ (117)	$ (18)	$ (23)	$ (44)